EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Contributions to defined benefit plans	$ 0.6
Benefit payments	4.2
Expected contributions to defined benefit plans during remainder of year	3.5
Expected benefit payments during remainder of year	$ 12.6
Foreign Plan [Member] | Pension Plan, Latin America and Europe
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs		$ 1.6